Rule 497(e)
                                                             File No. 333-184918

                      FIRST TRUST EXCHANGE-TRADED FUND VII

              FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND

                                  (the "Fund")

                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2014
                                      AND
             STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2014
                AS PREVIOUSLY SUPPLEMENTED ON SEPTEMBER 25, 2014

                              DATED MARCH 18, 2015


            Notwithstanding anything to the contrary in the prospectus or statement of additional information for the Fund, Timothy S. Henry and Todd Larson are no longer serving as members of the Investment Committee of the Fund and all references to them are hereby deleted. The members of the Investment Committee of the Fund are the following:

                                  John Gambla
                                Rob A. Guttschow
                              Daniel J. Lindquist
                                Jon C. Erickson
                                David G. McGarel
                                Roger F. Testin



            PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE